Apr. 26, 2021
TOUCHSTONE STRATEGIC TRUST | Touchstone Sands Capital Emerging Markets Growth Fund
TOUCHSTONE SANDS CAPITAL EMERGING MARKETS GROWTH FUND
The Fund’s Investment Goal
The Touchstone Sands Capital Emerging Markets Growth Fund (the “Fund”) seeks long-term capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Class R6 shares of the Fund. More information is available from your financial professional and in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 15 and 33, respectively. An investor transacting in Class R6 shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions are not reflected in the table or in the "Example" below.
Shareholder Fees (fees paid directly from your investment)

Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None
Wire Redemption Fee	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Shareholder Service (12b-1) Fees	None
Other Expenses(1)	0.22%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement(2)	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.20%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None
Wire Redemption Fee	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Shareholder Service (12b-1) Fees	None
Other Expenses(1)	0.22%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement(2)	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.20%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class R6
1 Year	$122
3 Years	$387
5 Years	$673
10 Years	$1,486

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets (including borrowings for investment purposes) in equity and equity-related securities issued by companies in “emerging” or “frontier” market countries. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund invests primarily in a portfolio of equity securities such as common stock, preferred stock, and depositary receipts. Emerging or frontier market companies are companies of any size that are economically tied to emerging or frontier markets. The Fund will generally consider qualifying investments to be in companies that are organized under the laws of, or maintain their principal place of business in, an emerging or frontier market country; have securities that are principally traded in such countries; or derive at least 50% of revenues or profits from, or have at least 50% of their assets in, such countries. The Fund generally invests in a portfolio of 30 to 50 issuers selected on the basis of “bottom-up” research undertaken by the sub-advisor, Sands Capital Management, LLC (“Sands Capital”).

The Fund classifies emerging markets as those countries not included in the MSCI World Index, a developed market index. As of January 29, 2021, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI World Index can change over time. Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets.

Sands Capital uses a “bottom-up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Therefore, the Fund may overweight certain geographies or sectors and may underweight other geographies or sectors. Sands Capital looks for companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages, such as profitability, superior quality, or distribution relative to competitors, or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market, and business prospects.
Sands Capital generally intends for the Fund’s investments to be held for an average term of three to five years, although the Fund may hold any investment for any length of time. Sands Capital generally considers selling a security when it no longer meets the investment criteria outlined above, for risk management purposes, or if a more attractive investment opportunity presents itself.
The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.
•Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•Mid-Cap Risk: Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•Depositary Receipts Risk: Foreign receipts, which include ADRs, GDRs, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.
•Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.
•Frontier Markets Risk: Frontier markets have similar risks to emerging markets, except that these risks are often magnified in a frontier market due to its smaller and less developed economy. As a result, frontier markets may experience greater changes in market or economic conditions, financial stability, price volatility, currency fluctuations, and other risks inherent in foreign securities.
Growth-Investing Risk: Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.
Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of emerging markets investing.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in Class R6 shares of the Fund by showing changes in the Fund’s Class Y shares' performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for Class A, Class C, Class Y and Institutional Class shares for one year, five years, and since inception compare with the MSCI Emerging Markets Index, Net. The performance table reflects any applicable sales charges.

Class R6 shares commenced operations on April 26, 2021 and do not have a full calendar year of performance. Class A, Class C, Class Y and Institutional Class shares are offered in a separate prospectus. Class R6 shares would have had substantially similar annual returns to Class A, Class C, Class Y and Institutional Class shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same shareholder fees and operating expenses. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Sands Capital Emerging Markets Growth Fund — Class Y Shares Total Return as of December 31

Best Quarter:	2nd Quarter 2020	34.36%	Worst Quarter:	1st Quarter 2020	(20.53)%
The calendar year-to-date return for the Fund’s Class Y shares as of March 31, 2021 is (2.11)%.
Average Annual Total Returns* For Periods Ended December 31, 2020
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class Y shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y shares' after-tax returns.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares was November 16, 2018, November 16, 2018, May 9, 2014 and May 9, 2014, respectively. Class A shares’ performance and Class C shares’ performance was calculated using the historical performance of Class Y shares for the periods prior to November 16, 2018. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A and Class C shares.

Average Annual Total Returns* For Periods Ended December 31, 2020	1 Year	5 Years	Since Inception (May 9, 2014)
Touchstone Sands Capital Emerging Markets Growth Fund — Class Y
Return Before Taxes	52.30%	18.79%	12.56%
Return After Taxes on Distributions	52.30%	18.74%	12.52%
Return After Taxes on Distributions and Sale of Fund Shares	30.96%	15.31%	10.21%
Touchstone Sands Capital Emerging Markets Growth Fund — Class A
Return Before Taxes	44.22%	17.27%	11.40%
Touchstone Sands Capital Emerging Markets Growth Fund — Class C
Return Before Taxes	49.67%	17.61%	11.43%
Touchstone Sands Capital Emerging Markets Growth Fund — Institutional Class
Return Before Taxes	52.33%	18.90%	12.65%
MSCI Emerging Markets Index, Net (reflects no deductions for fees, expenses or taxes)	18.31%	12.81%	6.33%

Returns are not presented for Class R6 shares, which commenced operations on April 26, 2021. Performance information for Class R6 shares will be shown when those shares have a full calendar year of operations. An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.